Employee benefit expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefit expense
Wages and salaries	£ 2,262	£ 2,318	£ 1,582
Social security costs	228	171	154
Share-based payments	20	27	17
Pension costs:
- defined contribution plans	46	32	22
- defined benefits plans	2	2	2
Total employee costs	£ 2,558	£ 2,550	£ 1,777